LEASES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2023 USD ($)
LEASES
Operating lease right-of-use assets, net	¥ 821	¥ 1,555	$ 114
Operating lease liability	821
Impairment of right of use assets	¥ 0	¥ 0
Weighted-average remaining lease term	1 year 9 months 18 days		1 year 9 months 18 days
Weighted-average discount rate	4.90%		4.90%